                       HOTCHKIS AND WILEY VARIABLE TRUST

                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                       LOS ANGELES, CALIFORNIA 90017-5400

                                  800-236-4479

                               INVESTMENT ADVISOR
                               HOTCHKIS AND WILEY
                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                       LOS ANGELES, CALIFORNIA 90017-5400

                                 LEGAL COUNSEL
                           GARDNER, CARTON & DOUGLAS
                             321 NORTH CLARK STREET
                            CHICAGO, ILLINOIS 60610

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 EAST WISCONSIN AVENUE
                              MILWAUKEE, WI 53202

                                  DISTRIBUTOR
                       PRINCETON FUNDS DISTRIBUTOR, INC.
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536

                                 ADMINISTRATOR
                               AND TRANSFER AGENT
                       FIRSTAR MUTUAL FUND SERVICES, LLC
                            615 EAST MICHIGAN STREET
                           MILWAUKEE, WISCONSIN 53202

                                   CUSTODIAN
                          FIRSTAR BANK MILWAUKEE, N.A.
                            615 EAST MICHIGAN STREET
                           MILWAUKEE, WISCONSIN 53202

         THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

                                  SEMI-ANNUAL

                                     REPORT

                                 JUNE 30, 1999

                    [HOTCHKIS AND WILEY VARIABLE TRUST LOGO]

                          EQUITY INCOME VIP PORTFOLIO
            -------------------------------------------------------

Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in domestic equity securities.


                     HOTCHKIS AND WILEY: INVESTMENT ADVISOR

                        [HOTCHKIS AND WILEY FUNDS LOGO]

DEAR SHAREHOLDERS:

The first quarter of 1999 represented a replay of the prior calendar year as equity investors continued to ignore value and, instead, focused their preference on the more growth-oriented areas of the market. Technology issues led the charge (+14.1%), as this already highly priced sector extended its earnings multiples to ever higher levels. Meanwhile, the S&P 500 Index managed to post another impressive gain of 5.0% for the quarter.

As a disciplined value investor, the Equity Income VIP Portfolio did not participate in this momentum-driven euphoria. Our lack of exposure to the volatile technology sector, a sector that we see as becoming greatly overvalued, hurt our relative performance. Our fundamental research and value orientation dictated that we remain invested in the cheapest areas of the market. History tells us that fundamental underlying valuation is ultimately recognized by investors, and as such, we remained heavily committed to many of the overlooked manufacturing cyclicals and utility stocks.

We were rewarded in the second quarter of 1999 as value-oriented investors enjoyed a bullish move in the equity market, particularly during the nine weeks from the second week of April to mid-June. Strong economic activity in the U.S., along with signs of earlier-than-expected recoveries in Asia and Latin America, spurred investor interest in industrial stocks. The basic industry sector of the S&P 500 rose a healthy 20.2% for the quarter. Although the initial catalyst behind the abrupt shift in investor preference appeared to have been economic strength, exceptional valuation opportunities attracted general investor interest into other value areas of the market in April and May. At the same time many growth stock issues began to falter; for example, the healthcare sector of the S&P 500 fell 5.0% during these two months.

For the six months ended June 30, 1999, returns in the Portfolio came predominantly from the basic material sector of the market. Alcoa, Georgia-Pacific and Dow Chemicals were up 66.0%, 61.8% and 39.5%, respectively. Browning-Ferris and Rockwell were also strong performers, posting gains of 51.2% and 50.6%, respectively. Returns were hampered by our holdings in Philip Morris (-24.9%) and a number of electric utility stocks.

Given the prolonged dynamics favoring momentum and growth stocks in 1998 and the first quarter of 1999, we believe the opportunity for value investing is considerable. Although we began to see a significant broadening of performance and rotation into value (value indices outpaced the growth indices an average of over 9% in April), we believe this recent trend has captured only a small portion of the opportunity for value investors.

The roaring bull market has produced phenomenal performance during the past 5 years, with an average annualized return of 27.5% for the large cap-weighted S&P
500. The cost of this phenomena, however, is historic high-price valuations and an increased risk profile for the capitalization-weighted indices and similarly structured equity portfolios. By comparison, we believe the valuation profile of our portfolio is reasonable and in line with earnings and growth prospects. Furthermore, we believe that we are particularly well positioned to take advantage of a continued rebound of value securities in the equity market.

TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 1999

                                      Equity Income
                                      VIP Portfolio   S&P 500
-------------------------------------------------------------
Six Months.........................       10.96%       12.22%
One Year...........................        7.76        22.71
Since Inception (3/18/98)+.........        3.28        23.00

+ Average annual total return. Past performance is no guarantee of future performance.

As always, we appreciate the trust you place in us. We thank you for your continued support and look forward to reporting to you again in six months.

Sincerely,

/s/ NANCY D. CELICK
Nancy D. Celick
President

HOTCHKIS AND WILEY VARIABLE TRUST

The above reflects opinions of portfolio managers as of June 30, 1999. They are subject to change and any forecasts made cannot be guaranteed. The Portfolio might not continue to hold any securities mentioned and has no obligation to disclose purchases or sales in these securities.

Total returns and average annual total returns are net of all charges and fees and assume reinvestment of capital gains distributions and shareholder dividends at net asset value. Insurance related fees and expenses are not reflected in these returns and, if they were, returns would be lower. Please see the prospectus for details. The investment advisor pays annual operating expenses in excess of 1.15% of average net assets. Were it not to pay such expenses, net returns would be lower. Investment return and principal will vary so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future performance.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The Index does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Portfolio. The Portfolio is not identical in composition to the Index; the securities and weightings among securities in the Portfolio differ from those in the Index. It is not possible to invest directly in an index.

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS................................     1
STATEMENT OF ASSETS AND LIABILITIES....................     3
STATEMENT OF OPERATIONS................................     4
STATEMENT OF CHANGES IN NET ASSETS.....................     5
NOTES TO FINANCIAL STATEMENTS..........................     6
FINANCIAL HIGHLIGHTS...................................     8



         [HOTCHKIS AND WILEY VARIABLE TRUST LOGO]

              SCHEDULE OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                          EQUITY INCOME VIP PORTFOLIO

       COMMON STOCKS -- 97.6%           Shares        Value
--------------------------------------------------------------
AEROSPACE -- 6.1%
 ..............................................................
Lockheed Martin Corporation                 630     $   23,468
 ..............................................................
Northrop Grumman Corporation                400         26,525
 ..............................................................
Rockwell International Corporation          340         20,655
 ....................... ........................     ---------
                                                        70,648
--------------------------------------------------------------
APPAREL & TEXTILES -- 0.7%
 ..............................................................
Russell Corporation                         430          8,385
--------------------------------------------------------------
AUTO PARTS -- 3.7%
 ..............................................................
Dana Corporation                            410         18,886
 ..............................................................
Delphi Automotive Systems
  Corporation                               230          4,269
 ..............................................................
Meritor Automotive, Inc.                    100          2,550
 ..............................................................
TRW Inc.                                    310         17,011
 ....................... ........................     ---------
                                                        42,716
--------------------------------------------------------------
AUTOS & TRUCKS -- 4.3%
 ..............................................................
Ford Motor Company                          500         28,219
 ..............................................................
General Motors Corporation                  330         21,780
 ....................... ........................     ---------
                                                        49,999
--------------------------------------------------------------
BANKS -- 5.5%
 ..............................................................
Bank One Corporation                        424         25,255
 ..............................................................
First Security Corporation                  300          8,175
 ..............................................................
First Union Corporation                     320         15,040
 ..............................................................
KeyCorp                                     370         11,886
 ..............................................................
UnionBanCal Corporation                     100          3,613
 ....................... ........................     ---------
                                                        63,969
--------------------------------------------------------------
BEVERAGES -- 1.2%
 ..............................................................
Anheuser-Busch Companies, Inc.              200         14,187
--------------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 2.7%
 ..............................................................
Georgia-Pacific Corporation (Timber
  Group)                                    400         10,100
 ..............................................................
Weyerhaeuser Company                        310         21,312
 ....................... ........................     ---------
                                                        31,412
--------------------------------------------------------------
CHEMICALS -- 3.2%
 ..............................................................
The Dow Chemical Company                    150         19,031
 ..............................................................
Millennium Chemicals Inc.                    60          1,414
 ..............................................................
Union Carbide Corporation                   350         17,063
 ....................... ........................     ---------
                                                        37,508
--------------------------------------------------------------

--------------------------------------------------------------
                                        Shares        Value
CONGLOMERATES -- 1.7%
 ..............................................................
Tenneco, Inc.                               840     $   20,055
--------------------------------------------------------------
CONSUMER PRODUCTS -- 1.0%
 ..............................................................
Fortune Brands, Inc.                        270         11,171
--------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.7%
 ..............................................................
Harsco Corporation                          260          8,320
--------------------------------------------------------------
FINANCIAL SERVICES -- 4.5%
 ..............................................................
Associates First Capital
  Corporation -- Class A                    142          6,292
 ..............................................................
Fannie Mae                                  270         18,461
 ..............................................................
Household International, Inc.               280         13,265
 ..............................................................
Transamerica Corporation                    200         15,000
 ....................... ........................     ---------
                                                        53,018
--------------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 1.9%
 ..............................................................
Whirlpool Corporation                       300         22,200
--------------------------------------------------------------
INSURANCE -- 6.4%
 ..............................................................
American General Corporation                200         15,075
 ..............................................................
Lincoln National Corporation                300         15,694
 ..............................................................
Ohio Casualty Corporation                   100          3,612
 ..............................................................
Safeco Corporation                          500         22,063
 ..............................................................
St. Paul Companies, Inc.                    560         17,815
 ....................... ........................     ---------
                                                        74,259
--------------------------------------------------------------
MACHINERY -- 2.2%
 ..............................................................
Deere & Company                             125          4,953
 ..............................................................
New Holland N.V.                          1,230         21,064
 ....................... ........................     ---------
                                                        26,017
--------------------------------------------------------------
METALS & MINING -- 4.9%
 ..............................................................
Alcoa, Inc.                                 360         22,275
 ..............................................................
Phelps Dodge Corporation                    200         12,387
 ..............................................................
Reynolds Metals Company                     370         21,830
 ....................... ........................     ---------
                                                        56,492
--------------------------------------------------------------
NATURAL GAS -- 0.8%
 ..............................................................
Eastern Enterprises                         220          8,745
--------------------------------------------------------------

                     See Notes to the Financial Statements

              SCHEDULE OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                          EQUITY INCOME VIP PORTFOLIO

                                        Shares        Value
--------------------------------------------------------------
OIL -- DOMESTIC -- 8.1%
 ..............................................................
Atlantic Richfield Company                  130     $   10,863
 ..............................................................
Occidental Petroleum Corporation          1,200         25,350
 ..............................................................
Phillips Petroleum Company                  500         25,156
 ..............................................................
Texaco Inc.                                 100          6,250
 ..............................................................
USX-Marathon Group, Inc.                    590         19,212
 ..............................................................
Ultramar Diamond Shamrock
  Corporation                               360          7,853
 ....................... ........................     ---------
                                                        94,684
--------------------------------------------------------------
PAPER -- 3.6%
 ..............................................................
Georgia-Pacific Group                       260         12,317
 ..............................................................
International Paper Company                 597         30,149
 ....................... ........................     ---------
                                                        42,466
--------------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 1.7%
 ..............................................................
Eastman Kodak Company                       290         19,648
--------------------------------------------------------------
POLLUTION CONTROL -- 2.8%
 ..............................................................
Browning-Ferris Industries, Inc.            550         23,650
 ..............................................................
Waste Management, Inc.                      175          9,406
 ....................... ........................     ---------
                                                        33,056
--------------------------------------------------------------
RAILROADS -- 2.5%
 ..............................................................
CSX Corporation                             260         11,781
 ..............................................................
Norfolk Southern Corporation                570         17,171
 ....................... ........................     ---------
                                                        28,952
--------------------------------------------------------------
RETAIL -- 3.8%
 ..............................................................
Intimate Brands, Inc.                        42          1,990
 ..............................................................
J.C. Penney Company, Inc.                   400         19,425
 ..............................................................
May Department Stores Company               330         13,489
 ..............................................................
Sears, Roebuck & Company                    200          8,912
 ....................... ........................     ---------
                                                        43,816
--------------------------------------------------------------
SAVINGS & LOANS -- 1.7%
 ..............................................................
Washington Mutual, Inc.                     550         19,456
--------------------------------------------------------------
STEEL -- 1.4%
 ..............................................................
USX-U.S. Steel Group, Inc.                  600         16,200
--------------------------------------------------------------

--------------------------------------------------------------
                                        Shares        Value
TOBACCO -- 3.9%
 ..............................................................
Philip Morris Companies, Inc.             1,120     $   45,010
--------------------------------------------------------------
UTILITY -- ELECTRIC -- 9.0%
 ..............................................................
CMS Energy Corporation                      400         16,750
 ..............................................................
Edison International                        730         19,528
 ..............................................................
GPU, Inc.                                   120          5,063
 ..............................................................
Illinova Corporation                        465         12,671
 ..............................................................
P P & L Resources, Inc.                     493         15,160
 ..............................................................
PacifiCorp                                  200          3,675
 ..............................................................
Public Service Enterprises Group,
  Inc.                                      295         12,058
 ..............................................................
SCANA Corporation                           440         10,285
 ..............................................................
Texas Utilities Company                     230          9,487
 ....................... ........................     ---------
                                                       104,677
--------------------------------------------------------------
UTILITY -- TELEPHONE -- 7.6%
 ..............................................................
AT&T Corporation                            450         25,116
 ..............................................................
ALLTEL Corporation                          250         17,875
 ..............................................................
Bell Atlantic Corporation                   205         13,402
 ..............................................................
GTE Corporation                             120          9,090
 ..............................................................
SBC Communications, Inc.                    400         23,200
 ....................... ........................     ---------
                                                        88,683
 ....................... ........................     ---------
Total common stocks (cost                            1,135,749
  $1,110,468)
--------------------------------------------------------------
           VARIABLE RATE               Principal
       DEMAND NOTES* -- 2.9%            Amount
--------------------------------------------------------------
Pitney Bowes, Inc., 4.8250%
  (cost $33,685)                        $33,685         33,685
--------------------------------------------------------------
Total investments -- 100.5% (cost
  $1,144,153)                                        1,169,434
 ..............................................................
Liabilities in excess of other
  assets -- (0.5%)                                      (5,446)
 ....................... ........................     ---------
                                                    $1,163,988
Total net assets -- 100.0%
--------------------------------------------------------------

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 1999.

                     See Notes to the Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                              June 30, 1999
                EQUITY INCOME VIP PORTFOLIO                    (Unaudited)
---------------------------------------------------------------------------
ASSETS:
  Investments, at value*....................................   $1,169,434
  Receivable for investments sold...........................          946
  Dividends and interest receivable.........................        2,856
  Organizational expenses, net of accumulated
    amortization............................................       14,183
                                                               ----------
      Total assets..........................................    1,187,419
                                                               ----------
LIABILITIES:
  Payable to Advisor........................................           67
  Accrued expenses and other liabilities....................       23,364
                                                               ----------
      Total liabilities.....................................       23,431
                                                               ----------
      Net assets............................................   $1,163,988
                                                               ==========
NET ASSETS CONSIST OF:
  Paid in capital...........................................   $1,136,815
  Undistributed net investment income.......................          481
  Undistributed net realized gain on securities.............        1,411
  Net unrealized appreciation of securities.................       25,281
                                                               ----------
      Net assets............................................   $1,163,988
                                                               ==========
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
    authorized).............................................      114,329
  Net asset value per share (offering and redemption
    price)..................................................   $    10.18
                                                               ==========
 *Cost of Investments.......................................   $1,144,153
                                                               ==========

                     See Notes to the Financial Statements

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                              Six Months Ended
                                                               June 30, 1999
                EQUITY INCOME VIP PORTFOLIO                     (Unaudited)
------------------------------------------------------------------------------
INVESTMENT INCOME
  Income*
    Dividends...............................................      $ 15,330
    Interest................................................           682
                                                                  --------
        Total income........................................        16,012
                                                                  --------
  Expenses
    Advisory fee............................................         3,902
    Legal and auditing fees.................................         2,069
    Custodian fees and expenses.............................         2,168
    Accounting and transfer agent fees and expenses.........        18,747
    Administration fee......................................           181
    Trustees' fees and expenses.............................           150
    Reports to shareholders.................................           109
    Registration fees.......................................           109
    Amortization of organizational expenses.................         2,000
    Other expenses..........................................           288
                                                                  --------
        Total expenses......................................        29,723
    Less, expense reimbursement.............................       (23,656)
                                                                  --------
        Net expenses........................................         6,067
                                                                  --------
    Net investment income...................................         9,945
                                                                  --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on securities.........................         4,976
    Net change in unrealized appreciation of securities.....        95,951
                                                                  --------
  Net gain on investments...................................       100,927
                                                                  --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........      $110,872
                                                                  ========
*Net of Foreign Taxes Withheld..............................      $    101
                                                                  ========

                     See Notes to the Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Six Months Ended   March 18, 1998**
                                                               June 30, 1999          through
EQUITY INCOME VIP PORTFOLIO                                     (Unaudited)      December 31, 1998
--------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income...................................     $    9,945         $   12,890
    Net realized gain (loss) on securities..................          4,976             (3,564)
    Net change in unrealized appreciation (depreciation) of
     securities.............................................         95,951            (70,670)
                                                                 ----------         ----------
        Net increase (decrease) in net assets resulting from
        operations..........................................        110,872            (61,344)
                                                                 ----------         ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................................        (11,011)           (12,711)
                                                                 ----------         ----------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares sold...........................         75,069          1,070,974
    Shares issued in connection with payment of dividends
     and distributions......................................         11,011             12,711
    Cost of shares redeemed.................................        (10,257)           (21,326)
                                                                 ----------         ----------
        Net increase in net assets from Fund share
        transactions........................................         75,823          1,062,359
                                                                 ----------         ----------
Total increase in net assets................................        175,684            988,304
NET ASSETS:
    Beginning of period.....................................        988,304                 --
                                                                 ----------         ----------
    End of period*..........................................     $1,163,988         $  988,304
                                                                 ==========         ==========
*Including undistributed net investment income of:               $      481         $    1,547
                                                                 ==========         ==========
CHANGES IN SHARES OUTSTANDING:
    Shares sold.............................................          7,689            107,647
    Shares issued in connection with payment of dividends
     and distributions......................................          1,143              1,390
    Shares redeemed.........................................         (1,138)            (2,402)
                                                                 ----------         ----------
        Net increase........................................          7,694            106,635
                                                                 ==========         ==========
**Commencement of operations.

                     See Notes to the Financial Statements

                       NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 1999 (UNAUDITED)

NOTE 1.
ACCOUNTING POLICIES. The Equity Income VIP Portfolio (the "Fund") is a series of Hotchkis and Wiley Variable Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on February 4, 1997 and registered under the Investment Company Act of 1940. The Fund commenced operations on March 18, 1998. The Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. Shares of the Fund are not offered to the general public but may only be purchased by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts and/or variable life insurance contracts. In addition to the Fund, the Trust offers the International VIP Portfolio, the Low Duration VIP Portfolio and the Total Return Bond VIP Portfolio (collectively, the "Funds"). The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

ORGANIZATIONAL EXPENSES: Expenses incurred by the Trust in connection with the organization, registration and the initial public offering of shares are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Trust's commencement of operations. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES: It is the Fund's intent to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2.
INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Advisor, with whom certain officers and Trustees of the Trust are affiliated. The Advisor is a division of Merrill Lynch Asset Management, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Advisor receives a fee, computed daily and payable monthly, at the annual rate of 0.75% as applied to the Fund's daily net assets. The Advisor has agreed to pay all operating expenses in excess of 1.15% as applied to the Fund's daily net assets. For the six months ended June 30, 1999, the Adviser paid $23,656 of operating expenses on behalf of the Fund.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 1999 were $154,087 and $80,713, respectively.

As of June 30, 1999, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                                  Net        Appreciated   Depreciated
                            Fund                              Appreciation   Securities    Securities
------------------------------------------------------------------------------------------------------
Equity Income VIP Portfolio.................................    $25,281       $125,865      $(100,584)

At June 30, 1999, the cost of investments for federal income tax purposes was $1,144,153. Any differences between book and tax are due primarily to wash sale losses.

As June 30, 1999, the Fund had accumulated net realized capital loss carryovers of $3,564, expiring in 2006. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months Ended    March 18, 1998*
                                                               June 30, 1999          through
                EQUITY INCOME VIP PORTFOLIO                     (Unaudited)      December 31, 1998
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................     $     9.27           $  10.00
  Income from Investment Operations:
    Net investment income...................................           0.09               0.14
    Net realized and unrealized gain (loss) on
     investments............................................           0.92              (0.75)
                                                                 ----------           --------
    Total from investment operations........................           1.01              (0.61)
                                                                 ----------           --------
  Less Distributions:
    Dividends (from net investment income)..................          (0.10)             (0.12)
                                                                 ----------           --------
Net Asset Value, End of Period..............................     $    10.18           $   9.27
                                                                 ==========           ========
Total Return(1).............................................          10.96%             (6.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period...................................     $1,163,988           $988,304
Ratio of expenses to average net assets(2):
    Before expense reimbursement............................           5.69%              7.81%
    After expense reimbursement.............................           1.15%              1.15%
Ratio of net investment income to average net assets(2):
    Before expense reimbursement............................          (2.64)%            (4.95)%
    After expense reimbursement.............................           1.90%              1.71%
Portfolio turnover rate(1)..................................              8%                12%

 * Commencement of operations.
(1) Not annualized.
(2) Annualized.

                     See Notes to the Financial Statements

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